Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2017	Sep. 30, 2016
Statement of Financial Position [Abstract]
Common Stock, par value (in dollars per share)	$ 0.00	$ 0.00
Common Stock, authorized	500,000,000	500,000,000
Common Stock, issued	328,851,197	129,815,781
Common Stock, outstanding	328,851,197	129,815,781
Preferred Stock, par value (in dollars per share)	$ 0.00	$ 0.00
Preferred Stock, authorized	500,000,000	500,000,000
Preferred Stock, issued	500,000,000	1,000,000
Preferred Stock, outstanding	500,000,000	1,000,000